Joint Arrangements and Associate - Joint Operations (Details)	12 Months Ended
Dec. 31, 2021
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Sunrise Oil Sands Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%